Shareholder Report, Holdings (Details) - Mundoval Fund	Jun. 30, 2025
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.05%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.38%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.77%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	9.17%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.38%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.93%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Mastercard Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	11.17%
Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.22%
Alphabet, Inc. Class C
Holdings [Line Items]
Percent of Net Asset Value	7.05%
Alphabet, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	7.01%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Taiwan Semiconductor Manufacturing Company
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.42%
LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.12%